Leases (Details) - Schedule of cash flows related operating lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Cash Flows Related Operating Lease Liabilities Abstract
2023	$ 294
2024	248
2025	146
2026	142
2027	142
Thereafter	38
Total lease payments (undiscounted)	1,010
Less – discount to net present value	(124)
Present value of lease liabilities	$ 886